Asset Acquisitions (Details 1) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Aug. 31, 2020	May 07, 2020	Jan. 31, 2020
Statement [Line Items]
Cash paid	$ 264,660			$ 240
Amounts receivable	17,196	$ 324,993
Intangible assets					$ 1,149,174
Due to related parties	470,000	466,363
Net value of business purchased				$ 283
Altum [member]
Statement [Line Items]
Common shares issued			$ 6,094,149
Share purchase options granted			100,312
Share purchase warrants granted			57,718
Total purchase price			6,252,179
Cash paid			24,825
Amounts receivable			31,451
Prepaid and other current assets			363,150
Equipment			44,553
Intangible assets			11,362,000
Advances			(1,507,979)
Accounts payable and accrued liabilities			(3,475,581)
Due to related parties	$ 534,000	$ 466,363	(590,240)
Net value of business purchased			$ 6,252,179